Derivative Financial Instruments (Derivatives in Cash Flow Hedging Relationships) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	$ 1,519	$ 11,092	$ (510)
Cost of Products Sold [Member] | Commodity Contract [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(2,264)	(8,454)	(29,957)
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Earnings (Effective Portion)	(42,515)	(37,093)	(35,141)
Amount of Gain or (Loss) Recognized in Earnings on Derivatives (Ineffective Portion)	500	600	600
Cost of Products Sold [Member] | Commodity Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	1,321	11,757	(1,417)
Cost of Products Sold [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	$ 198	$ (665)	$ 907